Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Receivables, net and Contract assets and liabilities
Trade receivables				$ 5,967	$ 5,970
Other receivables				695	635
Allowance	$ (219)	$ (219)	$ (202)	(228)	(219)
Total receivables, net				6,434	6,386
Contractual retention amounts billed to customers				$ 151	$ 176
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	76.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	17.00%
Allowance for doubtful accounts
Balance at January 1	$ 219	202	202
Additions	93	126	61
Deductions	(81)	(93)	(74)
Exchange rate differences	(3)	(16)	13
Balance at December 31	$ 228	$ 219	$ 202